Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregation of Revenue [Line Items]
Total	$ 1,041,169	$ 11,516,908
Sale of software products [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total	142,820	348,625
Sale of hardware products [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total		273,863
Technology development service [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total	342,004	2,271,952
M&S service [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total	487,815	822,760
Sale of cloud platform products [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total	$ 68,530	$ 7,799,708